Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Trade And Other Receivables
	As of March 31,
	2024		2023
Current
Trade and other receivables, gross	Rs.	81,749	Rs.	73,743
Less: Allowance for credit losses		(1,451)		(1,258)
Trade and other receivables, net	Rs.	80,298	Rs.	72,485

Allowance For Credit Losses
The details of changes in allowance for credit losses during the years ended March 31, 2024 and 2023, are as follows:

	For the Year Ended March 31,
	2024		2023
Balance at the beginning of the year	Rs.	1,258	Rs.	1,194
Provision made during the year, net of reversals		242		84
Trade and other receivables written off & exchange differences		(49)		(20)
Balance at the end of the year	Rs.	1,451	Rs.	1,258